Seasonality of revenue (Details) - adidas - GBP (£) £ in Millions		1 Months Ended
	Dec. 31, 2025	Jul. 31, 2023	Aug. 01, 2015
Estimates and judgments
Term of extension of agreement (in years)		10 years
Minimum guarantee payable		£ 1,650.0	£ 750.0
Additional minimum guarantee payable		900.0
Maximum increase in guarantee payable per year		4.4
Amount of deduction for each year of non-participation in UEFA Champions League		£ 10.0
Impact of changing estimated deduction by one year on revenue recognized in any one financial year	£ 0.8